Basis of Presentation and Accounting Policies (Impacts of IFRS 15, Revenue from Contracts with Customers - Condensed consolidated Statements of Financial Position) (Details) - CAD ($) $ in Millions	Aug. 31, 2019		Aug. 31, 2018	Aug. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current portion of contract assets	$ 106		$ 103	$ 31
Other current assets	291		273	179
Contract assets	52		32	28
Other long-term assets	195		197	216
Accounts payable and accrued liabilities	1,015	[1]	970	909
Current portion of contract liabilities	223		226	214
Deferred credits	425		442	469
Deferred income tax liabilities	1,875		1,884	1,863
Contract liabilities	15		18	21
Shareholders' equity	6,285		5,970	6,194
As reported [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current portion of contract assets			0	0
Other current assets			286	155
Contract assets			0	0
Other long-term assets			300	255
Accounts payable and accrued liabilities			971	913
Unearned revenue			221	211
Current portion of contract liabilities			0	0
Deferred credits			460	490
Deferred income tax liabilities			1,894	1,858
Contract liabilities			0	0
Shareholders' equity			5,957	6,154
Financial Effect Of Changes In Accounting Policy [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Shareholders' equity	$ 6,300
Increase Decrease Due To Application Of IFRS 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current portion of contract assets			59	15
Other current assets			(13)	24
Contract assets			76	44
Other long-term assets			(102)	(39)
Accounts payable and accrued liabilities			(1)	(4)
Current portion of contract liabilities			226	214
Deferred credits			(18)	(21)
Deferred income tax liabilities			(7)	5
Contract liabilities			18	21
Shareholders' equity			23	40
IFRSs 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current portion of contract assets			59	15
Other current assets			273	179
Contract assets			76	44
Other long-term assets			198	216
Accounts payable and accrued liabilities			970	909
Unearned revenue			0	0
Current portion of contract liabilities			226	214
Deferred credits			442	469
Deferred income tax liabilities			1,887	1,863
Contract liabilities			18	21
Shareholders' equity			5,980	6,194
Estimated Effect of Transaction [Member] | IFRSs 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Current portion of contract assets			59	15
Other current assets			(13)	24
Contract assets			76	44
Other long-term assets			(102)	(39)
Accounts payable and accrued liabilities			(1)	(4)
Unearned revenue			(221)	(211)
Current portion of contract liabilities			226	214
Deferred credits			(18)	(21)
Deferred income tax liabilities			(7)	5
Contract liabilities			18	21
Shareholders' equity			$ 23	$ 40

[1]	Includes accrued interest and dividends of $ 244 .